RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 – related party transactions

The Company’s President, Zhixin Liu, paid certain operating expenses on behalf of the Company. As of September 30, 2018 and June 30, 2018, the amounts due to the President were $0 and $27,058, respectively. These amounts are interest-free, unsecured and due on demand. The Company has not received any demand for payment.

On January 1, 2016, the Company’s President entered into a car rental agreement with the Company. Pursuant to the agreement, the Company rents a car from the Company’s President for a monthly rent of approximately $735. The agreement expired on December 31, 2016. The agreement was renewed and the term was extended to December 31, 2018.

The rent paid under this agreement was $2,205 and $2,253 for the three months ended September 30, 2018 and 2017 respectively.

On November 11, 2017, the Company bought a used car for $3,054 from Harbin Jinfenglvyuan Biotechnology Co., Ltd, a related entity owned by Mr. Fu Liu.

In April 2017, the Company’s President entered into an apartment rental agreement with the Company. Pursuant to the agreement, the Company rents an apartment from the Company’s president with an annual rent of approximately $2,940. The agreement was renewed and the term was extended to April 30, 2019.

On March 19, 2018, The Company entered into agency agreements with seven shareholders. Pursuant to the agreement, shareholders are authorized as agents to market the Xin Platform APP in specific area of China. Each agent is required to pay a Xin Platform APP usage fee of $735 and deposit $735 in financial product of China Minsheng Bank system via Xin Platform APP. Each agent will receive $8 reward if a customer applies a credit card of China Minsheng Bank via Xin Platform APP.

Note 9 – related party transactions

The Company’s President, Zhixin Liu, paid certain operating expenses on behalf of the Company. As of June 30, 2018 and 2017, the amounts due to the President were $27,058 and $129,874, respectively. These amounts are interest-free, unsecured and due on demand. The Company has not received any demand for payments.

On January 1, 2016, the Company’s President entered into a car rental agreement with the Company. Pursuant to the agreement, the Company rents a car from the President for a monthly rent of approximately $750. The agreement expired on December 31, 2016. The agreement was renewed and the term was extended to December 31, 2018. The rent paid under this agreement was $9,000 and $8,808 for the years ended June 30, 2018 and 2017 respectively.

On November 11, 2017, the Company bought a second-hand car for $3,000 from Harbin Jinfenglvyuan Biotechnology Co., Ltd, a related entity owned by Mr. Fu Liu.

In April 2017, the Company’s President entered into an apartment rental agreement with the Company. Pursuant to the agreement, the Company rents an apartment from the president with an annual rent of approximately $3,000. The agreement was renewed and the term was extended to April 30, 2019.

In March and April 2018, we entered into six membership service agreements with five entities and one individual, three of which are stockholders of our company, and eleven agency agreements with eleven individuals, nine of which are stockholders of our company. Pursuant to the membership service agreements, we offer member management services through our Xin Platform APP and charge the entering parties a service fee of RMB1,000 (approximately $150) per member. Pursuant to the agency agreements, the agents are authorized as agents to market Xin Platform APP in specific areas of China. Each agent is required to pay a Xin Platform APP usage fee of $750 and deposit $750 in financial products offered by China Minsheng Bank via Xin Platform APP. Each agent will receive $8 for each customer that applies for a credit card of China Minsheng Bank via Xin Platform APP.